PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total Cost	$ 840	$ 831	$ 677
Less accumulated depreciation and amortization	(522)	(456)	(197)
Property and Equipment	318	375	480
Computer equipment
Property, Plant and Equipment [Line Items]
Total Cost	342	333	225
Furniture & Fixtures
Property, Plant and Equipment [Line Items]
Total Cost	15	15	0
Data warehouse
Property, Plant and Equipment [Line Items]
Total Cost	286	286	256
Software
Property, Plant and Equipment [Line Items]
Total Cost	$ 197	$ 197	$ 196